NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
NET INVESTMENT IN DIRECT FINANCING LEASES
Summary of the Components of the Jinshang Leasing's Net Investment in Direct Financing Leases

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2022 and 2021:

	June 30, 2022	June 30, 2021
Total minimum lease payments to be received	$122,893,158	$127,827,892
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	122,893,158	127,827,892
Less: unearned income, representing interest	(3,137,139)	(3,607,312)
Present value of minimum lease receivable	119,756,019	124,220,580
Less: Allowance for uncollectible receivables	(119,067,356)	(121,442,109)
Net investment in direct financing leases	$688,663	$2,778,471

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2021 and 2020:

	June 30, 2021	June 30, 2020
Total minimum lease payments to be received	$127,827,892	$122,561,475
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	127,827,892	122,561,475
Less: unearned income, representing interest	(3,607,312)	(3,533,936)
Present value of minimum lease receivable	124,220,580	119,027,539
Less: Allowance for uncollectible receivables	(121,442,109)	(102,069,239)
Net investment in direct financing leases	$2,778,471	$16,958,300

The following is a summary of the components of the Jinshang Leasing’s net investment in direct financing leases at June 30, 2020 and 2019:

	June 30, 2020	June 30, 2019
Total minimum lease payments to be received	$122,561,475	$121,043,154
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	122,561,475	121,043,154
Less: unearned income, representing interest	(3,533,936)	(5,806,618)
Present value of minimum lease receivable	119,027,539	115,236,536
Less: Allowance for uncollectible receivables	(102,069,239)	(85,225,257)
Net investment in direct financing leases	$16,958,300	$30,011,279

Schedule of Future Minimum Lease Receipts

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2022	June 30, 2021
Within 1 year	$332,802	$377,696
2 years	41,764	117,869,926
3 years	101,782,289	7,847,263
4 years	14,659,311	1,733,007
5 years	6,076,992	—
Total minimum finance lease receivables	$122,893,158	$127,827,892

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2021	June 30, 2020
Within 1 year	$377,696	$113,637,581
2 years	117,869,926	7,340,325
3 years	7,847,263	1,583,569
4 years	1,733,007	—
Total minimum finance lease receivables	$127,827,892	$122,561,475

Future minimum lease receipts under non-cancellable direct financing lease arrangements are as follows:

	June 30, 2020	June 30, 2019
Within 1 year	$113,637,581	$98,532,910
2 years	7,340,325	14,124,241
3 years	1,583,569	7,022,776
4 years	—	1,363,227
Total minimum finance lease receivables	$122,561,475	$121,043,154

Summary of credit quality analysis of finance lease receivables

	June 30, 2022		June 30, 2021
Overdue and credit-impaired	$		$
– Overdue above 90 days		11,746,159		12,373,365
Not yet overdue but credit impaired		107,317,870		109,039,328

Overdue but not credit-impaired
Neither overdue nor impaired		691,990		2,807,887

Less: Allowances for impairment losses		(119,067,356)		(121,442,109)
Net investment in direct financing leases, end of year		$688,663		$2,778,471

	June 30, 2021		June 30, 2020
Overdue and credit-impaired	$		$
– Overdue within 90 days (inclusive)		—		—
– Overdue above 90 days		12,373,365		9,195,673
Not yet overdue but credit impaired		109,039,328		92,666,574

Overdue but not credit-impaired
– Overdue within 30 days (inclusive)		—		—
– Overdue 31 to 90 days (inclusive)		—		—
– Overdue above 90 days		—		—
Neither overdue nor impaired		2,807,887		17,165,292

Less: Allowances for impairment losses		(121,442,109)		(102,069,239)
Net investment in direct financing leases, end of year		$2,778,471		$16,958,300

	June 30, 2020		June 30, 2019
Overdue and credit-impaired	$		$
– Overdue within 90 days (inclusive)		—		632,212
– Overdue above 90 days		9,195,673		3,156,238
Not yet overdue but credit impaired		92,666,574		81,234,615

Overdue but not credit-impaired
– Overdue within 30 days (inclusive)		—		—
– Overdue 31 to 90 days (inclusive)		—		—
– Overdue above 90 days		—		—
Neither overdue nor impaired		17,165,292		30,213,471

Less: Allowances for impairment losses		(102,069,239)		(85,225,257)
Net investment in direct financing leases, end of year		$16,958,300		$30,011,279

Schedule of allowance on financial guarantee

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2022 and 2021 were as following:

	June 30, 2022	June 30, 2021
Allowance for uncollectible receivables at the beginning of year	$121,442,109	$102,069,239
(Reversal of Provision)for lease payment receivables	(25,971)	(192,136)
Provision for lease payment receivables	2,284,032	9,687,138
Effect of foreign currency translation	(4,632,814)	9,877,868
Allowance for uncollectible receivables at the end of year	$119,067,356	$121,442,109

	June 30, 2022	June 30, 2021
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$119,064,028	$121,412,692
Collectively evaluated for impairment	3,328	29,417
Ending balance	$119,067,356	$121,442,109

Minimum lease payments receivable
Individually evaluated for impairment	$119,064,028	$121,412,692
Collectively evaluated for impairment	3,829,130	6,415,200
Ending balance	$122,893,158	$127,827,892

The allowance for uncollectible minimum lease payments receivables in direct financing leases for the years ended June 30, 2021 and 2020 were as following:

	June 30, 2021	June 30, 2020
Allowance for uncollectible receivables at the beginning of year	$102,069,239	$85,225,257
(Reversal of Provision)for lease payment receivables	(192,136)	(10,626)
Provision for lease payment receivables	9,687,138	19,368,460
Effect of foreign currency translation	9,877,868	(2,513,852)
Allowance for uncollectible receivables at the end of year	$121,442,109	$102,069,239

	June 30, 2021	June 30, 2020
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$121,412,692	$101,862,247
Collectively evaluated for impairment	29,417	206,992
Ending balance	$121,442,109	$102,069,239

Minimum lease payments receivable
Individually evaluated for impairment	$121,412,692	$101,862,247
Collectively evaluated for impairment	6,415,200	20,699,228
Ending balance	$127,827,892	$122,561,475

Summary of Risk Classification of Direct Financing Lease Receivables

The risk classification of direct financing lease receivables is as follows:

	June 30, 2022	June 30, 2021
Normal	$3,829,130	$6,415,200
Abnormal	119,064,028	121,412,692
Total	$122,893,158	$127,827,892

The risk classification of direct financing lease receivables is as follows:

	June 30, 2021	June 30, 2020
Normal	$6,415,200	$20,699,228
Abnormal	121,412,692	101,862,247
Total	$127,827,892	$122,561,475

The risk classification of direct financing lease receivables is as follows:

	June 30, 2020	June 30, 2019
Normal	$20,699,228	$36,020,088
Abnormal	101,862,247	85,023,066
Total	$122,561,475	$121,043,154